Summary of Activity Related to Unvested Class B Awards (Detail) (Class B Liability Awards, USD $)	3 Months Ended
Jun. 30, 2013
Class B Liability Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value, beginning of period	$ 30.00
Granted, weighted average grant date fair value	$ 0
Forfeited, weighted average grant date fair value	$ 0
Vested, weighted average grant date fair value	$ 0
Weighted average grant date fair value, end of period	$ 30.00
Number of Class B awards, beginning of period (shares)	7,624,004
Granted (shares)	0
Forfeited (shares)	(22,381)
Vested (shares)	(928,294)
Number of Class B awards, end of period (shares)	6,673,329